Note 19 - Other Supplemental Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
19.	Other supplemental information

	2016	2015	2014

Cash payments made during the year
Income taxes, net of refunds	$36,349	$35,679	$34,904
Interest	7,980	8,057	9,002

Non-cash financing activities
Increases in capital lease obligations	$988	$1,021	$2,581
Dividends declared but not paid	1,932	1,540	3,581

Other expenses
Rent expense	$57,850	$52,561	$53,873